Note 2 - Liquidity (Details Textual) - USD ($)	Mar. 03, 2017	Feb. 28, 2017	Jun. 22, 2016	Dec. 31, 2016	Jul. 01, 2016	Dec. 31, 2015	May 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash				$ 1,539,325		$ 7,166,260		$ 5,479,006	$ 32,939,026
CRG Loan Agreement, Ohio Case [Member]
Release of Cash Held in Escrow	$ 2,000,000
CRG Loan Agreement, Texas Case [Member]
Release of Cash Held in Escrow	3,000,000
Subsequent Event [Member]
Cash	15,600,000
Payables	3,700,000
Subsequent Event [Member] | CRG Loan Agreement, Ohio Case [Member]
Release of Cash Held in Escrow	2,000,000
Subsequent Event [Member] | CRG Loan Agreement, Texas Case [Member]
Release of Cash Held in Escrow	3,000,000
Term Loan Agreement [Member] | Cardinal Health 414 [Member]
Letters of Credit Outstanding, Amount	7,000,000
Term Loan Agreement [Member] | CRG [Member]
Letters of Credit Outstanding, Amount	12,000,000
Term Loan Agreement [Member] | Subsequent Event [Member] | Cardinal Health 414 [Member]
Letters of Credit Outstanding, Amount	7,000,000
Term Loan Agreement [Member] | Subsequent Event [Member] | CRG [Member]
Letters of Credit Outstanding, Amount	12,000,000
Debt Instrument, Final Payoff Amount, Threshold Above Which the Reporting Entity Will First Pay Without Resorting to Letter of Credit	59,000,000
CRG [Member] | Term Loan Agreement [Member]
Debt Instrument, Interest Rate, Stated Percentage							14.00%
Primary Bank Account Cash Taken Possession Of By Creditor			$ 4,100,000
Debt Instrument, Final Payoff Amount, Threshold Above Which the Reporting Entity Will First Pay Without Resorting to Letter of Credit	59,000,000
Debt Instrument, Amount That May Become Due Depending on the Outcome of Litigation				$ 7,000,000
CRG [Member] | Term Loan Agreement [Member] | Maximum [Member]
Debt Instrument, Agreed-upon Final Payoff Amount	66,000,000
CRG [Member] | Term Loan Agreement [Member] | Subsequent Event [Member]
Minimum Liquidity Requirement		$ 5,000,000
Annual Revenue Target		$ 22,500,000
Debt Instrument, Interest Rate, Stated Percentage		14.00%
Debt Instrument, Default, Interest Rate, Stated Percentage		18.00%
Repayments of Debt	59,000,000
Debt Instrument, Final Payoff Amount, Threshold Above Which the Reporting Entity Will First Pay Without Resorting to Letter of Credit	59,000,000
CRG [Member] | Term Loan Agreement [Member] | Subsequent Event [Member] | Minimum [Member]
Debt Instrument, Agreed-upon Final Payoff Amount	47,000,000
CRG [Member] | Term Loan Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Debt Instrument, Agreed-upon Final Payoff Amount	66,000,000
PPCO [Member] | Platinum Loan Agreement [Member]
Debt Instrument, Interest Rate, Stated Percentage					8.125%
Repayments of Debt	7,700,000
Convertible Debt	1,900,000
PPCO [Member] | Platinum Loan Agreement [Member] | Subsequent Event [Member]
Repayments of Debt	7,700,000
Convertible Debt	$ 1,900,000